Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets	$ (54,357)	$ (44,696)	$ (17,296)	$ (2,550)
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(15,251)	(13,686)
Debt
Share-based compensation
Inventory
Intangibles
Lessee receivables
Loss-making contracts
Interest expense
Accrued maintenance liability		(2,574)
Obligations under capital leases and debt obligations
Investments
Losses and credits forward	(73,861)	(64,346)
Other	(2,222)	(4,610)
Valuation allowance on tax assets	54,357	44,696
Net deferred tax (asset) liability	(36,977)	(40,520)
Ireland [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	146,675	73,704
Debt	16,516	18,662
Share-based compensation
Inventory
Intangibles	2,452	3,800
Lessee receivables
Loss-making contracts
Interest expense
Accrued maintenance liability	(3,859)	2,320
Obligations under capital leases and debt obligations	(6,064)	(6,484)
Investments	(2,500)	(2,500)
Losses and credits forward	(186,477)	(126,049)
Other	1,157	1,571
Valuation allowance on tax assets
Net deferred tax (asset) liability	(32,100)	(34,976)
United States Of America [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(1,599)	32,284
Debt
Share-based compensation		(778)
Inventory		(6,575)
Intangibles		4,581
Lessee receivables		(611)
Loss-making contracts	1,828	(481)
Interest expense	(8,174)	(12,936)
Accrued maintenance liability	(1,731)	(6,804)
Obligations under capital leases and debt obligations
Investments
Losses and credits forward	(6,058)	(15,745)
Other	814	(3,528)
Valuation allowance on tax assets
Net deferred tax (asset) liability	(14,920)	(10,593)
Sweden [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment
Debt
Share-based compensation
Inventory
Intangibles
Lessee receivables
Loss-making contracts
Interest expense
Accrued maintenance liability
Obligations under capital leases and debt obligations
Investments
Losses and credits forward	(7,316)	(8,471)
Other	55
Valuation allowance on tax assets
Net deferred tax (asset) liability	$ (7,261)	$ (8,471)